Related Party Transactions (Details) - USD ($)				6 Months Ended		12 Months Ended
	Apr. 26, 2018	Mar. 28, 2017	Feb. 14, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Debt issuance costs extinguished and recorded against equity				$ 0	$ 107,000	$ 107,000	$ 0
Stock issued during period (shares)	13,700,000
Net proceeds on issuance stock				$ 24,359,000		48,786,000
CRG
Related Party Transaction [Line Items]
Stock issued during period (shares)		4,000,000
Net proceeds on issuance stock		$ 40,000,000
Converted debt from CRG and WCAS
Related Party Transaction [Line Items]
Debt issuance costs extinguished and recorded against equity		$ 100,000			$ 100,000	$ 100,000
Converted debt from CRG and WCAS | Term Loan
Related Party Transaction [Line Items]
Original debt amount converted			$ 27,500,000
Converted debt from CRG | Series A preferred stock | Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt		2,500,000			2,500,000	2,500,000
Converted debt from CRG | Term Loan
Related Party Transaction [Line Items]
Original debt amount converted		$ 25,000,000			$ 25,000,000	$ 25,000,000
Converted debt from WCAS | Series A preferred stock | Preferred Stock
Related Party Transaction [Line Items]
Number of shares issued upon conversion of debt		250,000			250,000	250,000
Converted debt from WCAS | Term Loan
Related Party Transaction [Line Items]
Original debt amount converted					$ 2,500,000	$ 2,500,000